Note 8 - Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
8.	Fair Value Measurements

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC Topic 820 are described as follows:

Level 1: Inputs to the valuation methodology are quoted prices, unadjusted, for identical assets or liabilities in active markets.

Level 2: Inputs to the valuation methodology include quoted market prices for similar assets or liabilities in active markets; quoted market prices for identical or similar assets or liabilities in markets that are not active; or inputs that are derived principally from or can be corroborated by observable market data by correlation or other means.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Level 3 assets and liabilities include financial instruments whose value is determined using discounted cash flow methodologies, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth on the following page. These valuation methodologies were applied to all of the Company’s financial and nonfinancial assets carried at fair value or the lower of cost or fair value. The table below presents the balances of assets measured at fair value on a recurring and nonrecurring basis as of June 30, 2015 and December 31, 2014. The Company had no liabilities measured at fair value as of June 30, 2015 or December 31, 2014.

	Carrying Value
(In thousands)	Level 1	Level 2	Level 3	Total

June 30, 2015
Assets Measured on a Recurring Basis
Securities available for sale:
Agency mortgage-backed securities	$0	$34,338	$0	$34,338
Agency CMO	0	11,462	0	11,462
Agency notes and bonds	0	18,533	0	18,533
Municipal obligations	0	32,551	0	32,551
Mutual funds	1,477	0	0	1,477
Total securities available for sale	$1,477	$96,884	$0	$98,361

Assets Measured on a Nonrecurring Basis
Impaired loans:
Residential real estate	$0	$0	$1,344	$1,344
Land	0	0	20	20
Construction	0	0	0	0
Commercial real estate	0	0	1,792	1,792
Commercial business	0	0	0	0
Home equity and second mortgage	0	0	133	133
Total impaired loans	$0	$0	$3,289	$3,289

Loans held for sale	$0	$1,673	$0	$1,673

Foreclosed real estate:
Residential real estate	$0	$0	$87	$87
Commercial real estate	0	0	480	480
Total foreclosed real estate	$0	$0	$567	$567

December 31, 2014
Assets Measured on a Recurring Basis
Securities available for sale:
Agency mortgage-backed securities	$0	$32,296	$0	$32,296
Agency CMO	0	14,385	0	14,385
Agency notes and bonds	0	18,120	0	18,120
Municipal obligations	0	33,342	0	33,342
Mutual funds	2,083	0	0	2,083
Total securities available for sale	$2,083	$98,143	$0	$100,226

Assets Measured on a Nonrecurring Basis
Impaired loans:
Residential real estate	$0	$0	$1,364	$1,364
Land	0	0	16	16
Construction	0	0	0	0
Commercial real estate	0	0	1,808	1,808
Commercial business	0	0	349	349
Home equity and second mortgage	0	0	151	151
Total impaired loans	$0	$0	$3,688	$3,688

Loans held for sale	$0	$1,608	$0	$1,608

Foreclosed real estate:
Residential real estate	$0	$0	$78	$78
Total foreclosed real estate	$0	$0	$78	$78

Fair value is based upon quoted market prices, where available. If quoted market prices are not available, fair value is based on internally developed models or obtained from third parties that primarily use, as inputs, observable market-based parameters or a matrix pricing model that employs the Bond Market Association’s standard calculations for cash flow and price/yield analysis and observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value, or the lower of cost or fair value. These adjustments may include unobservable parameters. Any such valuation adjustments have been applied consistently over time. The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available for Sale. Securities classified as available for sale are reported at fair value on a recurring basis.  These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. If quoted market prices are not available, the Company obtains fair value measurements from an independent pricing service.  These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors. Changes in fair value of securities available for sale are recorded in other comprehensive income, net of income tax effect.

Impaired Loans. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly. The fair value of impaired loans is classified as Level 3 in the fair value hierarchy.

Impaired loans are carried at the present value of estimated future cash flows using the loan's effective interest rate or the fair value of collateral less estimated costs to sell if the loan is collateral dependent. At June 30, 2015 and December 31, 2014, all impaired loans were considered to be collateral dependent for the purpose of determining fair value. Collateral may be real estate and/or business assets, including equipment, inventory and/or accounts receivable. The fair value of the collateral is generally determined based on real estate appraisals or other independent evaluations by qualified professionals, adjusted for estimated costs to sell the property, costs to complete or repair the property and other factors to reflect management’s estimate of the fair value of the collateral given the current market conditions and the condition of the collateral. At June 30, 2015 and December 31, 2014, the significant unobservable inputs used in the fair value measurement of impaired loans included a discount from appraised value for estimates of changes in market conditions, the condition of the collateral and estimated costs to sell the collateral ranging from 10% to 20% and 10% to 48%, respectively. The Company recognized provisions for loan losses of $82,000 and $21,000 for the six months ended June 30, 2015 and 2014, respectively, for impaired loans. The Company recognized provisions for loan losses of $47,000 and $8,000 for the three months ended June 30, 2015 and June 30, 2014, respectively.

Loans Held for Sale. Loans held for sale are carried at the lower of cost or market value. The portfolio is comprised of residential real estate loans and fair value is based on specific prices of underlying contracts for sales to investors.  These measurements are classified as Level 2.

Foreclosed Real Estate. Foreclosed real estate is reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly. The fair value of foreclosed real estate is classified as Level 3 in the fair value hierarchy.

Foreclosed real estate is reported at fair value less estimated costs to dispose of the property. The fair values are determined by real estate appraisals which are then discounted to reflect management’s estimate of the fair value of the property given current market conditions and the condition of the collateral. At June 30, 2015, the significant unobservable inputs used in the fair value measurement of foreclosed real estate included a discount from appraised value for estimates of changes in market conditions, the condition of the collateral and estimated costs to sell the property ranging from 20% to 60%, with a weighted average of 30%. At December 31, 2014, the discount from appraised value ranged from 10% to 60%, with a weighted average of 40%. There were no charges to write down foreclosed real estate recognized in income for the three months and six months ended June 30, 2015, or the three months and six months ended June 30, 2014.

There have been no changes in the valuation techniques and related inputs used for assets measured at fair value on a recurring and nonrecurring basis during the six month periods ended June 30, 2015 and 2014. There were no transfers into or out of the Company’s Level 3 financial assets for the six month periods ended June 30, 2015 and 2014. In addition, there were no transfers into or out of Levels 1 and 2 of the fair value hierarchy during the six month periods ended June 30, 2015 and 2014.

GAAP requires disclosure of the fair value of financial assets and financial liabilities, whether or not recognized in the balance sheet. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The estimated fair values of the Company's financial instruments are as follows:

	Carrying	Fair	Fair Vale Measurements Using
(In thousands)	Value	Value	Level 1	Level 2	Level 3

June 30, 2015
Financial assets:
Cash and cash equivalents	$39,647	$39,647	$39,647	$0	$0
Interest-bearing time deposits	9,515	9,618	0	9,618	0
Securities available for sale	98,361	98,361	1,477	96,884	0
Securities held to maturity	5	5	0	5	0
Loans held for sale	1,673	1,708	0	1,708	0
Loans, net	298,865	298,602	0	0	298,602
FHLB stock	1,550	1,550	0	1,550	0
Accrued interest receivable	1,538	1,538	0	1,538	0
Cost method investment (included in other assets)	711	711	0	711	0

Financial liabilities:
Deposits	416,247	415,785	0	0	415,785
Accrued interest payable	94	94	0	94	0

December 31, 2014:
Financial assets:
Cash and cash equivalents	$33,243	$33,243	$33,243	$0	$0
Interest-bearing time deposits	8,270	8,370	0	8,370	0
Securities available for sale	100,226	100,226	2,083	98,143	0
Securities held to maturity	6	6	0	6	0
Loans held for sale	1,608	1,641	0	1,641	0
Loans, net	300,603	301,864	0	0	301,864
FHLB stock	2,241	2,241	0	2,241	0
Accrued interest receivable	1,580	1,580	0	1,580	0
Cost method investment (included in other assets)	711	711	0	711	0

Financial liabilities:
Deposits	412,636	412,282	0	0	412,282
Accrued interest payable	127	127	0	127	0

The carrying amounts in the preceding table are included in the consolidated balances sheets under the applicable captions. The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value:

Cash and Cash Equivalents and Interest-Bearing Time Deposits

For cash and short-term investments, including cash and due from banks, interest-bearing deposits with banks, federal funds sold, and interest-bearing time deposits with other financial institutions, the carrying amount is a reasonable estimate of fair value.

Investment Securities

For marketable equity securities, the fair values are based on quoted market prices. For debt securities, the Company obtains fair value measurements from an independent pricing service and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors. For FHLB stock, a restricted equity security, the carrying amount is a reasonable estimate of fair value because it is not marketable. For other cost method equity investments where a quoted market value is not available, the carrying amount is a reasonable estimate of fair value.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The carrying amount of accrued interest receivable approximates its fair value. The fair value of loans held for sale is based on specific prices of underlying contracts for sale to investors.

Deposits

The fair value of demand deposits, savings accounts, money market deposit accounts and other transaction accounts is the amount payable on demand at the balance sheet date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities. The carrying amount of accrued interest payable approximates its fair value.

Borrowed Funds

The carrying amounts of retail repurchase agreements approximate their fair value. The fair value of advances from FHLB is estimated by discounting the future cash flows using the current rates at which similar loans with the same remaining maturities could be obtained.

(21)         FAIR VALUE MEASUREMENTS

FASB ASC Topic 820 , Fair Value Measurements, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC Topic 820 are described as follows:

Level 1:
Inputs to the valuation methodology are quoted prices, unadjusted, for identical assets or liabilities in active markets.  A quoted market price in an active market provides the most reliable evidence of fair value and shall be used to measure fair value whenever available.

Level 2:
Inputs to the valuation methodology include quoted market prices for similar assets or liabilities in active markets; quoted market prices for identical or similar assets or liabilities in markets that are not active; or inputs that are derived principally from or can be corroborated by observable market data by correlation or other means.

Level 3:
Inputs to the valuation methodology are unobservable and significant to the fair value measurement.  Level 3 assets and liabilities include financial instruments whose value is determined using discounted cash flow methodologies, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair value is based upon quoted market prices, where available. If quoted market prices are not available, fair value is based on internally developed models or obtained from third parties that primarily use, as inputs, observable market-based parameters or a matrix pricing model that employs the Bond Market Association’s standard calculations for cash flow and price/yield analysis and observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value, or the lower of cost or fair value. These adjustments may include unobservable parameters. Any such valuation adjustments have been applied consistently over time. The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below. These valuation methodologies were applied to all of the Company’s financial and nonfinancial assets carried at fair value or the lower of cost or fair value.

The table below presents the balances of assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2014. The Company had no liabilities measured at fair value as of December 31, 2014.

	Carrying Value
	Level 1	Level 2	Level 3	Total
	(In thousands)
December 31, 2014:

Assets Measured on a Recurring Basis
Securities available for sale:
Agency mortgage-backed securities	$0	$32,296	$0	$32,296
Agency CMO	0	14,385	0	14,385
Agency notes and bonds	0	18,120	0	18,120
Municipal obligations	0	33,342	0	33,342
Mutual funds	2,083	0	0	2,083
Total securities available for sale	$2,083	$98,143	$0	$100,226

Assets Measured on a Nonrecurring Basis
Impaired loans:
Residential real estate	$0	$0	$1,364	$1,364
Land	0	0	16	16
Commercial real estate	0	0	1,808	1,808
Commercial business	0	0	349	349
Home equity and second mortgage	0	0	151	151
Total impaired loans	$0	$0	$3,688	$3,688

Loans held for sale	$0	$1,608	$0	$1,608

Foreclosed real estate:
Residential real estate	$0	$0	$78	$78
Total foreclosed real estate	$0	$0	$78	$78

The table below presents the balances of assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2013. The Company had no liabilities measured at fair value as of December 31, 2013.

	Carrying Value
	Level 1	Level 2	Level 3	Total
	(In thousands)
December 31, 2013:

Assets Measured on a Recurring Basis
Securities available for sale:
Agency mortgage-backed securities	$0	$18,369	$0	$18,369
Agency CMO	0	20,241	0	20,241
Agency notes and bonds	0	30,914	0	30,914
Municipal obligations	0	36,040	0	36,040
Mutual funds	3,198	0	0	3,198
Total securities available for sale	$3,198	$105,564	$0	$108,762

Assets Measured on a Nonrecurring Basis
Impaired loans:
Residential real estate	$0	$0	$1,928	$1,928
Land	0	0	120	120
Commercial real estate	0	0	2,441	2,441
Commercial business	0	0	639	639
Home equity and second mortgage	0	0	263	263
Total impaired loans	$0	$0	$5,391	$5,391

Loans held for sale	$0	$1,611	$0	$1,611

Foreclosed real estate:
Residential real estate	$0	$0	$466	$466
Total foreclosed real estate	$0	$0	$466	$466

Securities Available for Sale. Securities classified as available for sale are reported at fair value on a recurring basis. These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. If quoted market prices are not available, the Company obtains fair value measurements from an independent pricing service. These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors. Changes in fair value of securities available for sale are recorded in other comprehensive income, net of income tax effect.

Impaired Loans. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly. The fair value of impaired loans is classified as Level 3 in the fair value hierarchy.

Impaired loans are measured at the present value of estimated future cash flows using the loan's effective interest rate or the fair value of collateral less estimated costs to sell if the loan is collateral dependent. At December 31, 2014 and 2013, all impaired loans were considered to be collateral dependent for the purpose of determining fair value. Collateral may be real estate and/or business assets, including equipment, inventory and/or accounts receivable. The fair value of the collateral is generally determined based on real estate appraisals or other independent evaluations by qualified professionals, which are then discounted to reflect management’s estimate of the fair value of the collateral given the current market conditions and the condition of the collateral.

At December 31, 2014 and 2013, the significant unobservable inputs used in the fair value measurement of impaired loans included a discount from appraised value for estimates of changes in market conditions, the condition of the collateral, and estimated costs to sell the collateral ranging from 10% to 48%.

The Company recognized provisions for loan losses of $49,000 and $150,000 for the years ended December 31, 2014 and 2013, respectively, for impaired loans.

Loans Held for Sale. Loans held for sale are carried at the lower of cost or market value. The portfolio comprised of residential real estate loans and fair value is based on specific prices of underlying contracts for sales to investors. These measurements are carried at Level 2 in the fair value hierarchy.

Foreclosed Real Estate. Foreclosed real estate is reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly. The fair value of foreclosed real estate is classified as Level 3 in the fair value hierarchy

Foreclosed real estate is reported at fair value less estimated costs to dispose of the property. The fair values are determined by real estate appraisals which are then discounted to reflect management’s estimate of the fair value of the property given current market conditions and the condition of the collateral.

At December 31, 2014, the significant unobservable inputs used in the fair value measurement of foreclosed real estate included a discount from appraised value for estimates of changes in market conditions, the condition of the collateral, and estimated costs to sell the property ranging from 10% to 60%, with a weighted average of 40%. At December 31, 2013, the discount from appraised value ranged from 10% to 38%, with a weighted average of 20%.

The Company did not recognize any charges to write down foreclosed real estate to fair value for the year ended December 31, 2014. The Company recognized charges of $20,000 to write down foreclosed real estate to fair value for the year ended December 31, 2013.

Transfers Between Categories. There have been no changes in the valuation techniques and related inputs used for assets measured at fair value on a recurring and nonrecurring basis during the years ended December 31, 2014 and 2013. There were no transfers in or out of the Company’s Level 3 financial assets for the years ended December 31, 2014 and 2013. In addition, there were no transfers into or out of Levels 1 and 2 of the fair value hierarchy during the years ended December 31, 2014 and 2013.